Schedule of Stock Options Valuation Assumptions (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Expected volatility	86.26%	84.97%	85.62%	89.23%	88.76%	88.35%
Risk-free interest rate	3.68%	3.92%	4.23%	3.74%	3.81%	2.09%
Expected option life	5 years 4 months 13 days	5 years 6 months	5 years 8 months 8 days	5 years 11 months 1 day	5 years 9 months 18 days	6 years
Expected dividend yield	0.00%		0.00%		0.00%	0.00%